(16) Preferred Stock: Redemption (Details) (USD $)	Jan. 16, 2014
Details
Redeemable Shares of Series D Preferred Stock	261
Original Investment of Redeemable Shares of Series D Preferred Stock	$ 260,007
Cash Value of Redeemable Shares of Series D Preferred Stock	$ 312,008